Accrued Expenses	12 Months Ended
Dec. 30, 2012
Accrued Expenses [Abstract]
Accrued Expenses
(6) Accrued Expenses
Accrued expenses consisted of the following:

	December 30, 2012	January 1, 2012
Accrued payroll	$4,305	$3,790
Accrued bonus	2,219	4,465
Accrued vacation	959	1,396
Accrued insurance	6,903	6,488
Accrued newsprint	—	45
Accrued other	11,872	11,441

	$26,258	$27,625